Nature of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Nature of Business and Summary of Significant Accounting Policies
Principles of presentation

Principles of presentation: The accompanying financial statements, including the accounts of QualTek and its wholly owned subsidiaries, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

Discontinued operations

Discontinued operations: The Company presents discontinued operations when there is a disposal of a component group or a group of components that in our judgment represents a strategic shift that will have a major effect on our operations and financial results. We aggregate the results of operations for discontinued operations into a single line item in the consolidated statements of operations and comprehensive loss for all periods presented. Assets and liabilities of the discontinued operations are aggregated and reported separately as assets and liabilities of discontinued operations in the consolidated balance sheets as of December 31, 2021 and 2020. Throughout these financial statements, unless otherwise indicated, amounts and activity are presented on a continuing operations basis. See Note 3 for additional information.

Use of estimates

Use of Estimates: The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant of these estimates and assumptions relate to the recognition of contract revenues under the cost-to-cost method of progress, fair value estimates, the allowance for doubtful accounts, long-lived assets and intangible assets, asset impairment (including goodwill and other long-lived assets), valuation of assets acquired and liabilities assumed in business combinations, acquisition-related contingent consideration, the valuation of warrants and earnouts, and the fair values of the Company’s liabilities with respect to the TRA (as defined below). These estimates are based on historical experience and various other assumptions that management believes to be reasonable under the current facts and circumstances. Actual results could differ from those estimates.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant of these estimates and assumptions relate to the recognition of contract revenues under the cost-to-cost method of progress, fair value estimates, the allowance for doubtful accounts, long-lived assets and intangible assets, asset impairment (including goodwill and other long-lived assets), valuation of assets acquired and liabilities assumed in business combinations, and acquisition-related contingent consideration. These estimates are based on historical experience and various other assumptions that management believes to be reasonable under the current facts and circumstances. Actual results could differ from those estimates.

Accounts receivable

Accounts receivable: The Company’s accounts receivable are due primarily from major telecommunication and utility companies operating within the United States and are carried at original contract amount less an estimate for uncollectible amounts based on historical experience. Management determines the allowance for doubtful receivables by regularly evaluating individual customer receivables and considering a customer’s financial condition and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. The

Company generally does not require collateral. Accounts receivable are considered past due if any portion of the receivables balance is outstanding for more than one day beyond the contractual due date. The Company does not charge interest on past due accounts.

The Company is party to non-recourse financing arrangements in the ordinary course of business, under which certain receivables are settled with the customer’s bank in return for a nominal fee. Discount charges related to these arrangements, which are included within interest expense, totaled $1,003 thousand and $1,713 thousand for the years ended December 31, 2021 and 2020, respectively.

Contract assets

Contract assets: Contract assets include unbilled amounts typically resulting from arrangements whereby complete satisfaction of a performance obligation and the right to payment are conditioned on completing additional tasks or services under the terms of the contract.

Contract liabilities

Contract liabilities: Contract liabilities consist of amounts invoiced to customers in excess of revenue recognized. The Company’s contract assets and liabilities are reported in a net position on a contract by contract basis at the end of each reporting period. As of December 31, 2021 and 2020, the contract liabilities balance is classified as a current liability as uncompleted contracts are typically resolved within one year and not considered significant financing components.

Cash		Cash: Cash includes cash on hand and deposits with banks.
Concentration of credit risk

Concentration of credit risk: Financial instruments that potentially subject the Company to concentration of credit risks consist principally of cash and accounts receivable.

The Company maintains certain cash balances with U.S. and Canadian financial institutions and, from time to time, the Company may have balances in excess of the federally insured deposit limit.

Inventories

Inventories: Inventories are valued at the lower of cost or net realizable value. The cost of inventory is maintained using the weighted average-cost method. Consideration is given to excess, obsolescence and other factors in determining estimated net realizable value.

Property and equipment

Property and equipment: Property and equipment acquired through business combinations are stated at the estimated fair value at the date of acquisition. Purchases are recorded at cost. Maintenance and repairs are expensed as incurred. Renewals and betterments that materially extend the life of assets are capitalized. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets, which generally range from 3 to 7 years. Leasehold improvements are amortized over the shorter of the estimated useful life of the improvement or the remaining lease term.

Goodwill and intangible assets

Goodwill and intangible assets: Goodwill is assessed annually for impairment as of the first day of the fourth fiscal quarter of each year, or more frequently if events occur that would indicate a potential reduction in the fair value of a reporting unit below its carrying value. The Company performs an annual impairment review of goodwill at the reporting unit level, which is one level below the operating segment. The Company determines the fair value of the reporting units using a weighting of fair values derived in equal proportions from the income approach and market approach valuation methodologies. The income approach uses the discounted cash flow method and the market approach uses the guideline public company method. If the Company determines the fair value of the reporting unit’s goodwill is less than its carrying value, an impairment loss is recognized and reflected in the operating income or loss in the consolidated statements of operations and comprehensive loss.

Intangible assets consist of customer relationships, trademarks and trade names. Intangible assets that have finite useful lives are amortized on a straight-line basis over their estimated useful lives ranging from 1 year to 15 years.

Impairment of long-lived and intangible assets

Impairment of long-lived and intangible assets: The Company reviews its long-lived assets, including property and equipment, and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company measures recoverability of these assets by comparing the carrying amounts to the future undiscounted cash flows that the assets or the asset group are expected to generate. If the carrying value of the assets or asset group are not recoverable, the impairment recognized is measured as the amount by which the carrying value exceeds its fair value.

Business combinations

Business combinations: The Company accounts for business combinations under the acquisition method of accounting. The purchase price of each business acquired is allocated to the tangible and intangible assets acquired and the liabilities assumed based on information regarding their respective fair values on the date of acquisition. Any excess of the purchase price over the fair value of the separately identifiable assets acquired and the liabilities assumed is allocated to goodwill. Management determines the fair values used in purchase price allocations for intangible assets based on historical data, estimated discounted future cash flows, expected royalty rates for trademarks and trade names, as well as certain other information. The valuation of assets acquired, and liabilities assumed requires a number of judgments and is subject to revision as additional information about the fair value of assets and liabilities becomes available. Additional information, which existed as of the acquisition date but unknown to us at that time, may become known during the remainder of the measurement period. This measurement period may not exceed 12 months from the acquisition date. The Company recognizes any adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustments are determined. Additionally, in the same period in which adjustments are recognized, the Company records the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of any change to the provisional amounts, calculated as if the accounting adjustment had been completed at the acquisition date. Acquisition costs are expensed as incurred. The results of operations of businesses acquired are included in the consolidated statements of operations and comprehensive loss from their dates of acquisition.

Deferred financing costs

Deferred financing costs: Deferred financing costs are presented in the consolidated balance sheets as a direct reduction from the carrying amount of long-term debt and are amortized over the term of the related debt. For the years ended December 31, 2021 and 2020, the Company amortized $4,795 thousand and $3,090 thousand, respectively, which is included in interest expense on the accompanying consolidated statements of operations and comprehensive loss.

Foreign currency

Foreign currency: The discontinued operations of the Company’s foreign subsidiary is translated from the local (functional) currency into U.S. dollars using period-end rates of exchange for assets and liabilities and average monthly rates of exchange for revenues and expenses. Translation gains and losses resulting from these translation adjustments are recorded in the consolidated balance sheets as a component of accumulated other comprehensive income.

Income taxes

Income Taxes: Prior to the Business Combination, QualTek HoldCo was treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, QualTek HoldCo’s taxable income and losses were passed through to and included in the taxable income of its members. Accordingly, amounts related to income taxes were zero for QualTek HoldCo prior to the Business Combination.

Following the Business Combination, the Company is subject to income taxes at the U.S. federal, state, and local levels for income tax purposes, including with respect to its allocable share of any taxable income and other separately stated items of QualTek HoldCo.

Income taxes are accounted for using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequence on differences between the carrying amounts of assets and liabilities and their respective tax basis, using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is “more-likely-than-not” that some portion or all of the deferred tax assets will not be realized. The realization of the deferred tax assets is dependent on the amount of future taxable income.

Income taxes: No provision for income taxes has been made in the accompanying financial statements since all items of income and loss are allocated to the members for inclusion in their respective tax returns. Accounting Standards Codification (ASC) Topic 740, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements. This requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are more likely than not of being sustained when challenged or when examined by the applicable tax authority.

Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense or benefit and liability in the current year. Based on the Company’s assessment of many factors, including past experience and complex judgments about future events, the Company does not currently anticipate significant changes in its uncertain tax positions over the next 12 months. The Company is not subject to income tax examinations by the U.S. federal, state, or local tax authorities prior to 2018.

Revenue recognition

Revenue recognition: Revenue is recognized when, or as, control of promised goods and services is transferred to customers, and the amount of revenue recognized reflects the consideration to which the Company expects to be entitled in exchange for the goods and services transferred. A contractual agreement exists when each party involved approves and commits to, the rights of the parties and payment terms are identified, the agreement has commercial substance, and collectability of consideration is probable. The Company’s services are performed for the sole benefit of its customers, whereby the assets being created or maintained are controlled by the customer and the services the Company performs do not have alternative benefits for the Company.

The Company acquires revenue primarily from construction related projects under certain master service and other service agreements contracts. Portions of the contracts include one or multiple performance obligations, which is a contractual promise to deliver a distinct good or transfer of a specific service to a customer. We use different methods of revenue recognition for different types of contracts.

For the Company’s projects recognized under the input method, the Company typically identifies two promised goods and services in the contract: (a) delivery of materials, which is recognized as point in time revenue, and (b) installation and construction services, which are recognized over time as related costs are incurred. The Company determined that the materials and the construction services are both considered distinct performance obligations. The Company’s customers are able to benefit from the materials and construction services both on their own and in connection with readily available resources, indicating that both promises are capable of being distinct. The Company further determined that its promises to transfer the materials and to provide the construction services are each separately identifiable from the other promises in the contract. Further, these promises do not represent inputs to a combined output which may represent a single performance obligation as no significant integration services are provided, there is not a high degree of customization, and the promises are not highly interrelated. As a result, the Company concludes that its input method contracts typically include two performance obligations: the sale of materials and construction services.

Revenue for engineering, construction, project management and site acquisition services are primarily recognized by the Company over time utilizing the cost-to-cost measure of progress, which is an input method, on contracts for specific projects, and for certain master service and other service agreements.

The majority of our performance obligations are completed within one year. The cost-to-cost measure of progress best depicts the continuous transfer of control of goods or services to the customer, and correspondingly, when performance obligations are satisfied, for these contracts.

Revenue for engineering, aerial and underground construction for projects with customer-specified service requirements are primarily performed under master service agreements and other contracts that contain customer-specified service requirements. These agreements include pricing for individual tasks, including, for example, the placement of underground or aerial fiber, directional boring, and fiber splicing, each based on a specific unit of measure. Revenue is recognized over time as services are performed and customers simultaneously receive and consume the benefits provided by the Company. Output measures such as units delivered are utilized to assess progress against specific contractual performance obligations.

The Company allocates total contract consideration to each performance obligation using the expected cost plus a margin approach to estimate the standalone selling price of each performance obligation. The Company’s customers simultaneously receive and consume the benefit provided by the Company, and revenue is recognized over time as services are performed for all performance obligations identified in the contract. Output measures such as units delivered are utilized to assess progress against specific contractual performance obligations.

Revenue from fulfillment, maintenance, compliance, and recovery services provided to the telecommunication, cable and utility industries is recognized as the services are rendered. These services are generally performed under master or other service agreements and billed on a contractually agreed price per unit on a work order basis. Each service is a separate performance obligation that is recognized upon completion at a point in time as the service is delivered.

Transaction prices for the Company’s contracts may include variable consideration such as contracted materials. Management estimates variable consideration for a performance obligation utilizing estimation methods that it believes best predict the amount of consideration to which the Company will be entitled. Variable consideration is included in the estimated transaction price if it is probable that when the uncertainty associated with the variable consideration is resolved, there will not be a significant reversal of the cumulative amount of revenue that has been recognized.

Management’s estimates of variable consideration and the determination of whether to include estimated amounts in the transaction price are based largely on engineering studies, past practices with the customer, specific discussions, correspondence or preliminary negotiations with the customer and all other relevant information that is reasonably available at the time of the estimate. The effect of variable consideration on the transaction price of a performance obligation is typically recognized as an adjustment to revenue on a cumulative catch-up basis, as such variable consideration is generally for services encompassed under the existing contract.

To the extent variable consideration reflected in transaction prices are not resolved in accordance with management’s estimates, there could be reductions in, or reversals of, previously recognized revenue. Sales, use and other taxes collected concurrent with revenue-producing activities are excluded from revenue. Most of the Company’s contracts include assurance warranties which do not include any additional distinct services other than the assurance that the services and materials comply with agreed-upon specifications. Therefore, there is not a separate performance obligation for these warranties.

For contracts containing more than one performance obligation, the Company allocates the transaction price on a relative standalone selling price (“SSP”) basis. The Company determines SSP based on the price at which the performance obligation is sold separately. If the SSP is not observable through past transactions, the Company estimates the SSP taking into account available information, such as market conditions and internally approved pricing guidelines related to the performance obligation.

Revenue generated from fulfillment, maintenance, compliance and recovery services as well as certain performance obligations related to material sales is recognized at a point in time. Point in time revenue accounted for approximately 37% and 35% of consolidated revenue for the years ended December 31, 2021 and 2020, respectively. Substantially all the Company’s other revenue is recognized over time. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the services to be provided.

Equity award compensation

Equity award compensation: The Company recognizes all equity award compensation to employees, including grants of employee awards to be recognized in the consolidated statements of operations and comprehensive loss, based on their fair values over their vesting period.

Recent accounting pronouncements

Recent accounting pronouncements: In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), requiring an entity to recognize assets and liabilities arising from operating leases with terms longer than 12 months. The updated standard will replace most existing lease recognition guidance in GAAP when it becomes effective. The updated standard will be effective for annual reporting periods beginning after December 15, 2021. We have adopted this standard effective January 1, 2022, for non-interim periods, with the impact resulting in the Company recognizing right-of-use assets and operating lease liabilities on our balance sheets upon adoption, which increases our total assets and liabilities.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU No. 2016-13”), which requires the measurement and recognition of expected credit losses for certain financial assets, including trade accounts receivable. ASU No. 2016-13 replaces the existing incurred loss impairment model with an expected loss model that requires the use of relevant information, including an entity’s historical experience, current conditions and other reasonable and supportable forecasts that affect collectability over the life of a financial asset. The amendments in ASU No. 2016-13 are effective for fiscal years beginning after December 15, 2022, with early adoption permitted. We are currently evaluating the impact that the adoption of this new standard will have on its financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805)—Accounting for Contract Assets and Contract Liabilities from Contracts with Customers to improve the accounting for acquired revenue contracts with customers in business combination by addressing diversity in practice and inconsistency related to (i) the recognition of an acquired contract liability and (ii) payment terms and their effect on subsequent revenue recognized by the acquirer. This amendment requires that, at acquisition date, an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“Topic 606”) as if it had originated the contracts, while also taking into account how the acquiree applied Topic 606. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, with early adoption permitted. We are currently evaluating the effect that the updated standard will have on our financial statements.

Recent accounting pronouncements: In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), requiring an entity to recognize assets and liabilities arising from operating leases with terms longer than 12 months. The updated standard will replace most existing lease recognition guidance in GAAP when it becomes effective. The updated standard will be effective for annual reporting periods beginning after December 15, 2021. We have adopted this standard effective January 1, 2022, for non-interim periods, with the impact resulting in the Company recognizing right-of-use assets and operating lease liabilities on our balance sheets upon adoption, which increases our total assets and liabilities.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU No. 2016-13”), which requires the measurement and recognition of expected credit losses for certain financial assets, including trade accounts receivable. ASU No. 2016-13 replaces the existing incurred loss impairment model with an expected loss model that requires the use of relevant information, including an entity’s historical experience, current conditions and other reasonable and supportable forecasts that affect collectability over the life of a financial asset. The amendments in ASU No. 2016-13 are effective for fiscal years beginning after December 15, 2022, with early adoption permitted. We are currently evaluating the impact that the adoption of this new standard will have on its financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. This amendment is effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. We are currently evaluating the effect that the updated standard will have on our financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers to improve the accounting for acquired revenue contracts with customers in business combination by addressing diversity in practice and inconsistency related to (i) the recognition of an acquired contract liability and (ii) payment terms and their effect on subsequent revenue recognized by the acquirer. This amendment requires that, at acquisition date, an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“Topic 606”) as if it had originated the contracts, while also taking into account how the acquiree applied Topic 606. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, with early adoption permitted. We are currently evaluating the effect that the updated standard will have on our financial statements.

Risks and uncertainties

Risks and uncertainties: On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate the spread of it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted to, amongst other provisions, provide emergency assistance for individuals, families and businesses affected by the coronavirus pandemic.

It is unknown how long the adverse conditions associated with the coronavirus will last and what the complete financial effect will be to the Company.